Significant Subsequent Events - Additional Information (Detail) ¥ in Billions	Feb. 11, 2020 CNY (¥)
USCXM [member] | Events after reporting period [member]
Disclosure of subsidiaries [line items]
Capital contribution	¥ 3.5